IMPAIRMENT OF GOODWILL AND OTHER ASSETS - Additional information (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of goodwill			$ 30.0	$ 40.1	$ 85.0
Impairment of intangible assets			13.8	0.8	69.2
Magazines CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of goodwill	$ 30.0	$ 40.1
Impairment of goodwill without tax consequence	1.5	$ 40.1
Impairment of intangible assets	12.4
Impairment of intangible assets without tax consequence	$ 3.1
Newspapers CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of goodwill					85.0
Impairment of goodwill without tax consequence					85.0
Impairment of other assets					81.9
Broadcasting CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of intangible assets					60.1
Impairment of intangible assets without tax consequence					30.1
Other segments excluding Magazines CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of intangible assets			$ 1.4	$ 0.8
Other segments excluding Newspapers CGU and Broadcasting CGU
IMPAIRMENT OF GOODWILL AND OTHER ASSETS
Impairment of intangible assets					$ 3.7